DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS - Discontinued Operations (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 transaction
Discontinued operations
Income (loss) from discontinued operations, net of taxes	$ (3)	$ (30)	$ (23)	$ (2)	$ (45)	$ (10)	$ 6	$ (5)	$ (58)	$ (54)	$ (2)
Results of Discontinued Operations
Total revenues, net of interest expense									0	0	74
Income (loss) from discontinued operations									(80)	(83)	10
Provision (benefit) for income taxes									(22)	(29)	12
Loss from discontinued operations, net of taxes	$ (3)	$ (30)	$ (23)	$ (2)	$ (45)	$ (10)	$ 6	$ (5)	(58)	(54)	(2)
Brazil Credicard
Discontinued operations
Income (loss) from discontinued operations, net of taxes									0	6	52
Results of Discontinued Operations
Loss from discontinued operations, net of taxes									0	6	52
Citi Capital Advisors Business
Discontinued operations
Income (loss) from discontinued operations, net of taxes									0	1	(4)
Number of transactions | transaction												2
Results of Discontinued Operations
Loss from discontinued operations, net of taxes									0	1	(4)
Egg Banking PLC
Discontinued operations
Income (loss) from discontinued operations, net of taxes									(48)	(61)	(30)
Results of Discontinued Operations
Loss from discontinued operations, net of taxes									$ (48)	$ (61)	(30)
German retail banking operations
Discontinued operations
Tax expense as a result of residual costs											$ 20